Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 57	€ 63	€ 98
Income from insurance and reinsurance contracts issued	2,546	1,900	1,096
Expenses of insurance and reinsurance contracts	(2,489)	(1,837)	(998)
Other operating income	1,618	1,919	1,971
Non-financial services	472	698	711
Other operating income	1,146	1,221	1,260
Of which, fees and commissions offsetting direct costs	192	145	115
Other operating expense	(1,966)	(1,977)	(2,235)
Non-financial services	(302)	(518)	(590)
Other operating expense:	(1,664)	(1,459)	(1,645)
Of which, Deposit Guarantee Fund	(848)	(711)	(769)
Total other operating income and expenses	(291)	5	(166)
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(2,249)	(1,574)	(740)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	2,350	1,709	961
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	196	191	135
Expenses of insurance and reinsurance contracts	€ (240)	€ (263)	€ (258)